Long-term deposit	6 Months Ended
Jun. 30, 2022
Long-term deposit
Long-term deposit

5.            Long-term deposit

	June 30, 2022	December 31, 2021
Security deposit	$1,161,000	$1,161,000
Deposit for facility construction and equipment	2,360,790	—
	$3,521,790	$1,161,000

During the year ended December 31, 2021, the Company entered into a long-term lease agreement for its Mesa assembly facility which expires on August 31, 2032. As of June 30, 2022, a security deposit of $1,161,000 (December 31, 2021 - $1,161,000) was made under the lease agreement.

As of June 30, 2022, a deposit amount of $2,360,790 (December 31, 2021 - $Nil) was made for purchasing of equipment and Mesa facility construction.